JOINT VENTURES (Tables)	12 Months Ended
Jun. 30, 2019
JOINT VENTURES
Schedule of investments in joint ventures and affiliates

	06/30/2019	06/30/2018	06/30/2017
Assets
Semya S.A. (1)	—	2,972,239	5,263,819
Synertech Industrias S.A.	25,297,376	16,099,816	26,844,410
Indrasa Biotecnología S.A.	23,652	—	—
	25,321,028	19,072,055	32,108,229

	06/30/2019	06/30/2018	06/30/2017
Liabilities
Trigall Genetics S.A.	1,970,903	2,012,298	1,527,286
	1,970,903	2,012,298	1,527,286

(1)As a result of the share purchase agreement with Bioceres S.A., Semya is a consolidated subsidiary as of June 30, 2019. (See Note 4.5).

Schedule of changes in joint ventures investments and affiliates

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

As of the beginning of the year	17,059,757	30,580,943	31,306,503	(1,188,483)
Adjustment of opening net book amount for the application of IAS 29	8,328,794	—	—	—
Monetary contributions	129,340	—	—	—
Non-monetary contributions	94,355	679,510	1,150,259	—
Parent company investment	294,041	121,479	82,872	162,012
Loss of control of Indrasa Biotecnología S.A.	10,591	—	—
Adquisicion of control of Semya S.A.	(3,684,585)	—	—
Revaluation of property, plant and equipment	94,009	1,679,818	189,025	—
Business combinations - Synertch	—	—	—	29,000,000
Business combinations - Semya	—	—	—	4,317,619
Foreign currency translation	11,337	(13,865,192)	(1,498,641)	(277,603)
Share of profit or loss	1,012,486	(2,136,801)	(649,075)	(707,042)
As of the end of the year	23,350,125	17,059,757	30,580,943	31,306,503

Schedule of share of profit or loss of joint ventures and affiliates

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Trigall Genetics S.A.	(2,647)	(606,491)	(38,081)	(545,606)
Semya S.A. (1)	(22,895)	(55,872)	(14,140)	(6,120)
Synertech Industrias S.A.	1,034,818	(1,474,438)	(596,854)	(155,316)
Indrasa Biotecnología S.A.	3,210	—	—	—
	1,012,486	(2,136,801)	(649,075)	(707,042)

(1)    As a result of the share purchase agreement with Bioceres S.A., Semya is a consolidated subsidiary as of June 30, 2019. (See Note 4.5).

Schedule of summarized financial information in joint venture

	Trigall Genetics (i)			Semya (ii)
Summarised balance sheet	06/30/2019	06/30/2018	06/30/2017	06/30/2019 (a)	06/30/2018	06/30/2017
Current assets
Cash and cash equivalents	13,114	44,937	9,758	489	183	76
Other current assets	323,264	66,077	62,137	77,074	14	—
Total current assets	336,379	111,014	71,895	77,563	197	76
Non-current assets
Intangible assests	10,214,575	8,681,400	6,819,534	583,936	217,809	—
Other non- current assets	—	—	—	362,181	448,942	992,143
Total non-current assets	10,214,575	8,681,400	6,819,534	946,117	666,751	992,143
Current liabilities
Financial liabilities	9,476,272	7,878,036	6,378,988	127,074	448,309	220,989
Other current liabilities	1,016,083	1,030,016	607,565	898,623	275,341	440,435
Total current liabilities	10,492,355	8,908,051	6,986,553	1,025,697	723,650	661,424
Non-current liabilities
Other non- current liabilities	460,268	295,575	121,656	42,323	—	—
Total non-current liabilities	460,268	295,575	121,656	42,323	—	—
Net assets	(401,669)	(411,212)	(216,780)	(44,340)	(56,701)	330,795

	Synertech (iii)			Indrasa S.A. (iv)
Summarised balance sheet	06/30/2019	06/30/2018	06/30/2017	06/30/2019	06/30/2018	06/30/2017
Current assets
Cash and cash equivalents	40,634	39,133	85,654	16,296	28,180	33,986
Other current assets	5,709,650	7,182,862	5,878,527	93,654	45,837	83,400
Total current assets	5,750,284	7,221,995	5,964,181	109,950	74,017	117,386
Non-current assets
Property,plan and equipment	15,046,903	8,344,900	15,480,289	18,387	15,243	28,956
Other non- current assets	—	1,328,521	1,449,117	—	—	3,069
Total non-current assets	15,046,903	9,673,421	16,929,406	18,387	15,243	32,025
Current liabilities
Financial liabilities	921,703	705,856	1,428,481	—	—	172
Other current liabilities	4,595,906	6,750,220	5,158,724	60,760	42,166	80,435
Total current liabilities	5,517,609	7,456,076	6,587,205	60,760	42,166	80,607
Non-current liabilities
Financial liabilities	—	1,080,247	2,898,798	—	—	—
Other non- current liabilities	3,974,975	4,801,887	5,378,862	—	—	—
Total non-current liabilities	3,974,975	5,882,134	8,277,660	—	—	—
Net assets	11,304,603	3,557,206	8,028,722	67,577	47,094	68,805

Schedule of summarized comprehensive income statement of joint venture

	Synertech (iii)			Indrasa S.A. (iv)
Summarised balance sheet	06/30/2019	06/30/2018	06/30/2017	06/30/2019	06/30/2018	06/30/2017
Current assets
Cash and cash equivalents	40,634	39,133	85,654	16,296	28,180	33,986
Other current assets	5,709,650	7,182,862	5,878,527	93,654	45,837	83,400
Total current assets	5,750,284	7,221,995	5,964,181	109,950	74,017	117,386
Non-current assets
Property,plan and equipment	15,046,903	8,344,900	15,480,289	18,387	15,243	28,956
Other non- current assets	—	1,328,521	1,449,117	—	—	3,069
Total non-current assets	15,046,903	9,673,421	16,929,406	18,387	15,243	32,025
Current liabilities
Financial liabilities	921,703	705,856	1,428,481	—	—	172
Other current liabilities	4,595,906	6,750,220	5,158,724	60,760	42,166	80,435
Total current liabilities	5,517,609	7,456,076	6,587,205	60,760	42,166	80,607
Non-current liabilities
Financial liabilities	—	1,080,247	2,898,798	—	—	—
Other non- current liabilities	3,974,975	4,801,887	5,378,862	—	—	—
Total non-current liabilities	3,974,975	5,882,134	8,277,660	—	—	—
Net assets	11,304,603	3,557,206	8,028,722	67,577	47,094	68,805

	Trigall Genetics (i)			Semya (ii)
Summarised statements of comprenhensive income	06/30/2019	06/30/2018	06/30/2017	06/30/2019 (a)	06/30/2018	06/30/2017
Revenue	367,646	104,037	21,041	—	—
Interest income	54,003	14,053	—	29,275	—	41,865
Interest expenses	(16,145)	(12,213)	(31,444)	(5,661)	(209,966)	(75,682)
Profit (loss) of the year	(33,195)	(194,432)	(12,986)	(218,627)	(354,151)	(58,356)
Other comprenhensive income	—	—	—	—	(37,036)	163
Total comprenhensive income (loss)	(33,195)	(194,432)	(12,986)	(218,627)	(391,187)	(58,193)

	Synertech (iii)			Indrasa S.A. (iv)
Summarised statements of comprenhensive income	06/30/2019	06/30/2018	06/30/2017	06/30/2019	06/30/2018	06/30/2017
Revenue	18,305,953	6,611,384	1,315,857	452,555	232,290	355,499
Interest income	2,434,610	1,758,129	726,519	1,813	756	315
Interest expenses	(6,193,963)	(5,831,182)	(2,331,246)	(3,001)	(2,516)	—
Depreciation and amortization	(1,074,552)	(653,766)	(1,714,354)	(3,653)	—	—
Profit (loss) of the year	2,278,859	(1,991,754)	(1,822,573)	6,548	7,483	53,468
Other comprenhensive income	334,403	—	—	—	—	—
Total comprenhensive income (loss)	2,613,262	(1,991,754)	(1,822,573)	6,548	7,483	53,468

(a)As of June 30, 2019, Semya is a subsidiary of the Group and is included in the Group's consolidated financial statements. See Note 4.5.